EQUIPMENT (Details Narrative 2) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 26, 2014	Aug. 31, 2015	Aug. 31, 2014	Aug. 31, 2015	Aug. 31, 2014	Feb. 28, 2015	Feb. 28, 2014
Depreciation		$ 23,812	$ 9,350	$ 48,657	$ 18,572	$ 61,897	$ 21,796
Research equipment agreement						318,603
Equipment payment						21,115
Security deposit						238,952
Minimum [Member]
Equipment payment						$ 10,260
Equipment Purchase Agreement [Member]
Research equipment agreement	$ 318,603
Equipment payment	21,115
Security deposit	238,952
Equipment Purchase Agreement [Member] | Minimum [Member]
Equipment payment	$ 10,260
Research and Development Expense [Member]
Depreciation		20,126	2,665	41,286	11,330
General and Administrative Expense [Member]
Depreciation		$ 3,686	$ 3,685	$ 7,371	$ 7,242